Prepayments, other receivables and other assets, net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments, other receivables and other assets, net (Details) [Line Items]
Loss allowance for prepayments, other receivables and other assets	¥ 83.1	¥ 73.1	¥ 20.1
Prepayments, Other Receivables and Other assets [Member] | 12-month expected credit losses [member]
Prepayments, other receivables and other assets, net (Details) [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	¥ 191.7	¥ 108.6